Nature of operations	12 Months Ended
Dec. 31, 2012
Nature of operations [Text Block]

1. Nature of operations

Revett Minerals Inc. (“Revett Minerals” or the “Company”) was incorporated under the Canada Business Corporations Act in August 2004. Following the initial public offering (“IPO”) in February 2005, the Company has acquired 100% interest in Revett Silver Company (“Revett Silver”),which in turn owns 100% of Troy Mine Inc., RC Resources Inc., Revett Exploration Inc. and Revett Holdings Inc. (Both Revett Exploration Inc. and Revett Holdings Inc. were created in 2012.) Rock Creek is a development stage silver and copper property located in northwest Montana. Troy is an operating silver and copper mine also located in northwest Montana.

In mid-December 2012, the Company suspended underground mining operations at Troy because of unstable and unsafe ground conditions in the mine. The Company has installed geophone monitoring devices and are working with the MSHA to inspect the mine and develop alternate travel and haulage routes that bypass the affected areas. The Company expects to resume operations in the second quarter of 2013.